Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

December 5, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax™ AI & Tech Portfolio Option Income ETF, YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF, YieldMax™ China Portfolio Option Income ETF, YieldMax™ Semiconductor Portfolio Option Income ETF, and YieldMax™ Biotech & Pharma Portfolio Option Income ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective December 2, 2024, and filed electronically as Post-Effective Amendment No. 286 to the Trust’s Registration Statement on Form N-1A on December 2, 2024.

If you have any questions or require further information, please contact please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC